Note 7 - Investment in Affiliates	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
(7)	Investment in Affiliates

As of December 31, 2014 and 2015, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. ("Teamhead Automobile") which is a PRC registered company that provides insurance surveyor and loss adjustors services, and (ii) 20.6% equity interest in Sincere Fame International Limited ("Sincere Fame") which is financial services company registered in BVI and based in Guangzhou, PRC, primarily engaged in the origination and management of small loans made to individuals, loan repackaging transaction, asset management-related services to financial institutions and mortgage agency services to individuals.

During the years ended December 31, 2013, 2014 and 2015, the Group recognized its share of income of affiliates in the amount of RMB20,621, RMB30,649 and RMB26,924 respectively. During the years ended December 31, 2013, 2014 and 2015, the Group recognized its share of other comprehensive income of affiliates in the amount of nil, nil and RMB37,567, respectively.

Investment as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Teamhead Automobile	498	528
Sincere Fame	219,205	283,666
Total	219,703	284,194

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2014	2015
	RMB	RMB
Balance sheet
Current assets	364,045	1,348,637
Non-current assets	1,335,315	2,190,168
Current liabilities	929,731	2,389,167
Non-current liabilities	2,904	69,615

	Year Ended December 31,
	2013	2014	2015
Results of operation	RMB	RMB	RMB
Net Revenues	365,521	403,908	599,372
Gross profit	295,954	346,688	427,258
Income from operations	139,211	184,531	158,846
Net profit	116,674	148,891	130,647